UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 86.2%
	Australia 2.4%
1,159,581	Woolworths Ltd.	$25,967,634

	France 3.5%
103,249	Danone	6,959,764
301,414	Sanofi	29,767,243
		36,727,007
	Germany 1.7%
251,528	SAP SE	18,179,712

	Netherlands 2.7%
682,160	Unilever NV	28,505,691

	Switzerland 3.0%
417,516	Nestle SA	31,439,974

	United Kingdom 7.7%
30,511,496	Lloyds Banking Group PLC (a)	35,366,867
13,060,366	Tesco PLC	46,619,499
		81,986,366
	United States 65.2%
81,497	American Express Co.	6,366,546
1,354,490	eBay, Inc. (a)	78,126,983
41,270	Google, Inc. - Class A (a)	22,892,469
21,993	Google, Inc. - Class C (a)	12,052,164
1,257,716	Intel Corp.	39,328,779
314,102	International Business Machines Corp.	50,413,371
850,205	Lowe's Companies, Inc.	63,246,750
316,753	MasterCard, Inc. - Class A	27,364,292
1,730,870	Microsoft Corp.	70,368,520
679,287	Oracle Corp.	29,311,234
223,842	QUALCOMM, Inc.	15,521,204
383,804	State Street Corp.	28,221,108
518,639	Target Corp.	42,564,703
727,327	The Bank of New York Mellon Corp.	29,267,638
398,302	The Home Depot, Inc.	45,251,090
760,469	Visa, Inc. - Class A	49,742,277
47,059	Wal-Mart Stores, Inc.	3,870,603
476,107	Wells Fargo & Co.	25,900,221
660,894	Yum! Brands, Inc.	52,025,576
		691,835,528
	Total Common Stocks
	(Cost $792,920,124)	914,641,912

SHORT-TERM INVESTMENTS 13.5%
	Investment Company 13.5%
142,763,480	STIT Liquid Assets Portfolio - Institutional Class, 0.08%	142,763,480
	Total Short-Term Investments
	(Cost $142,763,480)	142,763,480

	Total Investments 99.7%

(Cost $935,683,604)	1,057,405,392

Other Assets in Excess of Liabilities 0.3%	3,033,822

TOTAL NET ASSETS 100.0%	$1,060,439,214

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2015, was as follows*:

Cost of investments	$935,683,604
Gross unrealized appreciation	138,316,638
Gross unrealized depreciation	(16,594,850)
Net unrealized appreciation	$121,721,788

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 86.7%
	Australia 2.5%
5,381	Woolworths Ltd.	$120,502

	France 3.6%
482	Danone	32,490
1,444	Sanofi	142,608
		175,098
	Germany 1.7%
1,175	SAP SE	84,926

	Netherlands 2.7%
3,186	Unilever NV	133,135

	Switzerland 3.0%
1,949	Nestle SA	146,765

	United Kingdom 7.1%
142,481	Lloyds Banking Group PLC (a)	165,154
51,248	Tesco PLC	182,932
		348,086
	United States 66.1%
358	American Express Co.	27,967
6,223	eBay, Inc. (a)	358,942
196	Google, Inc. - Class A (a)	108,721
97	Google, Inc. - Class C (a)	53,156
5,875	Intel Corp.	183,711
1,468	International Business Machines Corp.	235,613
4,016	Lowe's Companies, Inc.	298,750
1,521	MasterCard, Inc. - Class A	131,399
8,088	Microsoft Corp.	328,818
3,256	Oracle Corp.	140,496
1,046	QUALCOMM, Inc.	72,530
1,842	State Street Corp.	135,442
2,373	Target Corp.	194,752
3,489	The Bank of New York Mellon Corp.	140,398
1,891	The Home Depot, Inc.	214,837
3,612	Visa, Inc. - Class A	236,261
220	Wal-Mart Stores, Inc.	18,095
2,252	Wells Fargo & Co.	122,509
2,900	Yum! Brands, Inc.	228,288
		3,230,685
	Total Common Stocks
	(Cost $4,349,748)	4,239,197

SHORT-TERM INVESTMENTS 12.9%
	Investment Company 12.9%
627,555	STIT Liquid Assets Portfolio - Institutional Class, 0.08%	627,555
	Total Short-Term Investments
	(Cost $627,555)	627,555

Total Investments 99.6%

(Cost $4,977,303)	4,866,752

Other Assets in Excess of Liabilities 0.4%	21,250

TOTAL NET ASSETS 100.0%	$4,888,002

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2015, was as follows*:

Cost of investments	$4,977,303
Gross unrealized appreciation	1,290
Gross unrealized depreciation	(111,841)
Net unrealized depreciation	$(110,551)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 58.1%
	Australia 5.0%
239,579	APA Group	$1,647,847
781,062	AusNet Services	866,847
322,393	DUET Group	625,146
310,813	Spark Infrastructure Group	467,772
465,868	Sydney Airport	1,833,273
396,297	Transurban Group	2,869,535
		8,310,420
	Austria 0.2%
4,018	Flughafen Wien AG	349,731

	Canada 5.4%
31,999	Emera, Inc.	1,040,905
64,563	Enbridge, Inc.	3,112,053
57,199	Fortis, Inc.	1,742,322
69,666	TransCanada Corp.	2,979,046
8,146	Valener, Inc.	111,396
		8,985,722
	France 4.0%
20,567	Aeroports de Paris	2,458,245
47,171	Eutelsat Communications SA	1,564,714
70,980	SES SA - ADR	2,516,246
		6,539,205
	Germany 0.9%
19,194	Fraport AG Frankfurt Airport Services Worldwide	1,146,489
14,559	Hamburger Hafen und Logistik AG	305,524
		1,452,013
	Hong Kong 1.8%
295,083	Power Assets Holdings Ltd.	3,012,161

	Italy 5.1%
117,688	Atlantia SpA	3,090,516
613,042	Snam SpA	2,975,778
47,518	Societa Iniziative Autostradali e Servizi SpA	553,064
422,349	Terna Rete Elettrica Nazionale SpA	1,859,783
		8,479,141
	Mexico 1.6%
69,944	Grupo Aeroportuario del Centro Norte SAB de CV	341,386
107,367	Grupo Aeroportuario del Pacifico SAB de CV - Class B	705,503
62,380	Grupo Aeroportuario del Sureste SAB de CV - Class B (a)	838,890
390,016	OHL Mexico SAB de CV (a)	737,153
		2,622,932
	Netherlands 0.9%
26,572	Koninklijke Vopak NV	1,466,421

	New Zealand 0.8%
268,235	Auckland International Airport Ltd.	900,977
197,670	Vector Ltd.	454,873
		1,355,850

	Spain 4.0%
158,139	Abertis Infraestructuras SA	2,858,283
49,624	Enagas SA	1,418,986
28,117	Red Electrica Corp. SA	2,286,277
		6,563,546
	Switzerland 0.7%
1,384	Flughafen Zuerich AG	1,088,924

	United Kingdom 4.4%
219,131	National Grid PLC	2,817,147
82,929	Pennon Group PLC	1,012,908
50,403	Severn Trent PLC	1,536,405
143,608	United Utilities Group PLC	1,985,698
		7,352,158
	United States 23.3%
2,910	ALLETE, Inc.	153,532
9,793	Alliant Energy Corp.	616,959
21,773	Ameren Corp.	918,821
36,463	American Electric Power Co., Inc.	2,051,044
3,329	American States Water Co.	132,794
22,716	American Tower Corp.	2,138,711
16,090	American Water Works Co., Inc.	872,239
14,791	Aqua America, Inc.	389,743
7,800	Atmos Energy Corp.	431,340
5,561	Avista Corp.	190,075
4,338	California Water Service Group	106,324
38,567	CenterPoint Energy, Inc.	787,152
5,338	Cleco Corp.	291,028
24,780	CMS Energy Corp.	865,070
25,855	Consolidated Edison, Inc.	1,577,155
24,635	Crown Castle International Corp.	2,033,373
15,645	DTE Energy Co.	1,262,395
26,729	Duke Energy Corp.	2,052,253
28,762	Edison International	1,796,762
2,804	El Paso Electric Co.	108,347
27,966	Eversource Energy	1,412,842
12,906	Great Plains Energy, Inc.	344,332
3,456	IDACORP, Inc.	217,279
7,058	Integrys Energy Group, Inc.	508,317
13,700	ITC Holdings Corp.	512,791
27,149	NiSource, Inc.	1,198,900
1,345	Northwest Natural Gas Co.	64,493
3,928	NorthWestern Corp.	211,287
3,379	ONE Gas, Inc.	146,074
22,317	Pepco Holdings, Inc.	598,765
39,076	PG&E Corp.	2,073,763
5,369	Piedmont Natural Gas Co., Inc.	198,170
9,761	Pinnacle West Capital Corp.	622,264
5,472	PNM Resources, Inc.	159,782
5,371	Portland General Electric Co.	199,210
58,878	PPL Corp.	1,981,834
13,561	Questar Corp.	323,565
12,616	SCANA Corp.	693,754
19,404	Sempra Energy	2,115,424
1,405	SJW Corp.	43,429
3,195	Southwest Gas Corp.	185,853
18,160	TECO Energy, Inc.	352,304
2,344	The Empire District Electric Co.	58,178
2,963	The Laclede Group, Inc.	151,765
45,851	The Southern Co.	2,030,282

3,884	UIL Holdings Corp.	199,715
6,915	Vectren Corp.	305,228
10,116	Westar Energy, Inc.	392,096
20,237	Wisconsin Energy Corp.	1,001,732
44,667	Xcel Energy, Inc.	1,554,858
		38,633,403
	Total Common Stocks
	(Cost $93,546,868)	96,211,627

CLOSED-END FUNDS 0.5%
	United Kingdom 0.5%
241,929	HICL Infrastructure Co. Ltd.	561,641
159,856	International Public Partnerships Ltd.	326,764
		888,405
	Total Closed-End Funds
	(Cost $889,884)	888,405

SHORT-TERM INVESTMENTS 1.8%
	Investment Company 1.8%
2,976,183	STIT Liquid Assets Portfolio - Institutional Class, 0.08%	2,976,183
	Total Short-Term Investments
	(Cost $2,976,183)	2,976,183

	Total Investments 60.4%
	(Cost $97,412,935)	100,076,215

	Other Assets in Excess of Liabilities 39.6%	65,463,533

	TOTAL NET ASSETS 100.0%	$165,539,748

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2015, was as follows*:

Cost of investments	$97,412,935
Gross unrealized appreciation	4,634,061
Gross unrealized depreciation	(1,970,781)
Net unrealized appreciation	$2,663,280

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 99.4%
	Consumer Discretionary 21.0%
16,579	Big 5 Sporting Goods Corp.	$220,003
4,297	BJ's Restaurants, Inc. (a)	216,784
4,374	Capella Education Co.	283,785
9,726	Fiesta Restaurant Group, Inc. (a)	593,286
4,645	Gentherm, Inc. (a)	234,619
8,962	G-III Apparel Group Ltd. (a)	1,009,569
9,661	Grand Canyon Education, Inc. (a)	418,321
8,060	IMAX Corp. (a)	271,702
14,755	Jack in the Box, Inc.	1,415,299
21,529	Kona Grill, Inc. (a)	611,854
7,275	Lithia Motors, Inc. - Class A	723,208
4,808	Malibu Boats, Inc. - Class A (a)	112,267
12,409	Motorcar Parts of America, Inc. (a)	344,846
30,166	Nautilus, Inc. (a)	460,635
8,112	PFSweb, Inc. (a)	89,151
9,848	Skechers U.S.A., Inc. - Class A (a)	708,170
17,470	Sonic Corp.	553,799
4,240	The Ryland Group, Inc.	206,658
16,216	Zoe's Kitchen, Inc. (a)	539,831
		9,013,787
	Energy 3.2%
37,161	Enphase Energy, Inc. (a)	490,154
15,709	World Fuel Services Corp.	902,953
		1,393,107
	Financial Services 4.0%
30,790	LendingTree, Inc. (a)	1,724,548

	Health Care 31.5%
17,543	Adeptus Health, Inc. - Class A (a)	881,009
11,580	Akorn, Inc. (a)	550,166
8,684	AMAG Pharmaceuticals, Inc. (a)	474,667
17,370	ANI Pharmaceuticals, Inc. (a)	1,086,493
45,412	BioDelivery Sciences International, Inc. (a)	476,826
12,987	Cantel Medical Corp.	616,883
12,497	Cardiovascular Systems, Inc. (a)	487,883
21,324	Dipexium Pharmaceuticals, Inc. (a)	290,859
10,750	Heska Corp. (a)	277,135
48,004	Horizon Pharma Plc (a)	1,246,664
3,556	ICU Medical, Inc. (a)	331,206
15,962	IGI Laboratories, Inc. (a)	130,250
15,851	Inogen, Inc. (a)	507,073
12,839	Insys Therapeutics, Inc. (a)	746,331
3,343	Intrexon Corp. (a)	151,672
2,668	Jazz Pharmaceuticals PLC (a)	461,004
12,103	Lannett Co., Inc. (a)	819,494
11,311	LDR Holding Corp. (a)	414,435
10,682	Ligand Pharmaceuticals, Inc. (a)	823,689
48,108	Pernix Therapeutics Holdings, Inc. (a)	514,275
7,003	PTC Therapeutics, Inc. (a)	426,133
5,998	Quidel Corp. (a)	161,826

8,681	STERIS Corp.	610,014
7,377	Team Health Holdings, Inc. (a)	431,628
19,876	ZELTIQ Aesthetics, Inc. (a)	612,777
		13,530,392
	Materials & Processing 1.1%
6,400	Apogee Enterprises, Inc.	276,480
2,062	Belden, Inc.	192,921
		469,401
	Producer Durables 13.3%
2,752	Allegiant Travel Co.	529,182
2,766	CoStar Group, Inc. (a)	547,198
6,822	Covenant Transportation Group, Inc. - Class A (a)	226,217
24,669	CUI Global, Inc. (a)	144,560
18,627	Hawaiian Holdings, Inc. (a)	410,260
21,736	Knight Transportation, Inc.	700,986
8,150	Old Dominion Freight Line, Inc. (a)	629,995
45,180	Radiant Logistics, Inc. (a)	234,033
7,212	The Middleby Corp. (a)	740,312
2,305	TransDigm Group, Inc.	504,149
17,704	TriNet Group, Inc. (a)	623,712
8,199	WageWorks, Inc. (a)	437,253
		5,727,857
	Technology 24.7%
8,463	Callidus Software, Inc. (a)	107,311
7,563	Cavium, Inc. (a)	535,612
11,207	CEVA, Inc. (a)	238,933
6,385	DTS, Inc. (a)	217,537
8,778	EPAM Systems, Inc. (a)	538,004
10,600	GrubHub, Inc. (a)	481,134
3,177	GTT Communications, Inc. (a)	59,982
53,876	inContact, Inc. (a)	587,248
5,867	Integrated Device Technology, Inc. (a)	117,457
14,354	Mellanox Technologies Ltd. (a)	650,810
13,469	Proofpoint, Inc. (a)	797,634
33,576	Q2 Holdings, Inc. (a)	709,797
11,578	Qorvo, Inc. (a)	922,767
12,538	Qualys, Inc. (a)	582,766
14,855	Radware Ltd. (a)	310,618
18,394	Super Micro Computer, Inc. (a)	610,865
5,098	Synchronoss Technologies, Inc. (a)	241,951
50,864	TechTarget, Inc. (a)	586,462
1,139	The Ultimate Software Group, Inc. (a)	193,579
16,837	TrueCar, Inc. (a)	300,540
36,328	TubeMogul, Inc. (a)	502,053
1,721	Tyler Technologies, Inc. (a)	207,432
25,302	VASCO Data Security International, Inc. (a)	545,005
9,389	Verint Systems, Inc. (a)	581,461
		10,626,958
	Utilities 0.6%
36,954	Boingo Wireless, Inc. (a)	278,633

	Total Common Stocks
	(Cost $34,412,098)	42,764,683

SHORT-TERM INVESTMENTS 1.5%
	Investment Company 1.5%
636,881	STIT-STIC Prime Portfolio - Institutional Class, 0.04%	636,881
	Total Short-Term Investments

(Cost $636,881)	636,881

Total Investments 100.9%
(Cost $35,048,979)	43,401,564

Liabilities in Excess of Other Assets (0.9)%	(406,899)

TOTAL NET ASSETS 100.0%	$42,994,665

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2015, was as follows*:

Cost of investments	$35,048,979
Gross unrealized appreciation	8,539,574
Gross unrealized depreciation	(186,989)
Net unrealized appreciation	$8,352,585

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.3%
	Consumer Discretionary 13.9%
157,490	Accuride Corp. (a)	$733,903
32,905	ANN, Inc. (a)	1,350,092
22,354	Cabela's, Inc. (a)	1,251,377
21,617	Capella Education Co.	1,402,511
14,430	Carter's, Inc.	1,334,342
26,238	DeVry, Inc.	875,300
12,948	Domino's Pizza, Inc.	1,301,921
48,596	Ethan Allen Interiors, Inc.	1,343,194
21,154	Tenneco, Inc. (a)	1,214,663
21,613	The Cheesecake Factory, Inc.	1,066,169
		11,873,472
	Consumer Staples 5.8%
91,742	Boulder Brands, Inc. (a)	874,301
15,667	Casey's General Stores, Inc.	1,411,597
136,810	SUPERVALU, Inc. (a)	1,591,100
12,029	TreeHouse Foods, Inc. (a)	1,022,706
		4,899,704
	Energy 3.5%
89,945	Bill Barrett Corp. (a)	746,544
105,939	Cloud Peak Energy, Inc. (a)	616,565
310,867	McDermott International, Inc. (a)	1,193,729
121,445	Willbros Group, Inc. (a)	401,983
		2,958,821
	Financials 16.0%
49,068	BancorpSouth, Inc.	1,139,359
25,742	Community Bank System, Inc.	911,009
22,524	Endurance Specialty Holdings Ltd.	1,377,117
43,762	Glacier Bancorp, Inc.	1,100,614
166,125	MGIC Investment Corp. (a)	1,599,784
62,628	Old National Bancorp	888,691
47,392	Selective Insurance Group, Inc.	1,376,738
55,989	State Bank Financial Corp.	1,175,769
83,262	Sterling Bancorp	1,116,544
23,019	The Hanover Insurance Group, Inc.	1,670,719
34,738	Webster Financial Corp.	1,287,043
		13,643,387
	Health Care 13.2%
16,392	Acadia Healthcare Company, Inc. (a)	1,173,667
64,364	Albany Molecular Research, Inc. (a)	1,132,806
24,973	CONMED Corp.	1,260,887
17,109	Haemonetics Corp. (a)	768,536
23,200	Integra LifeSciences Holdings Corp. (a)	1,430,280
76,712	Invacare Corp.	1,488,980
14,926	LifePoint Hospitals, Inc. (a)	1,096,315
28,619	U.S. Physical Therapy, Inc.	1,359,403
27,890	VCA Antech, Inc. (a)	1,528,930
		11,239,804
	Industrials 13.7%
45,039	Brady Corp. - Class A	1,274,153
60,307	Briggs & Stratton Corp.	1,238,706

101,064	Commercial Vehicle Group, Inc. (a)	650,852
8,677	Genesee & Wyoming, Inc. (a)	836,810
36,628	Herman Miller, Inc.	1,016,793
116,123	PGT, Inc. (a)	1,297,674
47,472	Thermon Group Holdings, Inc. (a)	1,142,651
45,559	TriMas Corp. (a)	1,402,762
9,499	United Rentals, Inc. (a)	865,929
20,598	Westinghouse Air Brake Technologies Corp.	1,957,016
		11,683,346
	Information Technology 14.9%
16,344	CACI International, Inc. - Class A (a)	1,469,653
103,832	Checkpoint Systems, Inc.	1,123,462
76,820	Entegris, Inc. (a)	1,051,666
18,463	Fair Isaac Corp.	1,638,037
19,271	FormFactor, Inc. (a)	170,934
31,969	ManTech International Corp. - Class A	1,085,028
36,688	Monotype Imaging Holdings, Inc.	1,197,496
30,028	Park Electrochemical Corp.	647,404
28,699	Plexus Corp. (a)	1,170,058
51,855	Progress Software Corp. (a)	1,408,900
50,204	VeriFone Systems, Inc. (a)	1,751,618
		12,714,256
	Materials 8.1%
9,934	Acuity Brands, Inc.	1,670,501
22,757	Carpenter Technology Corp.	884,792
13,532	Compass Minerals International, Inc.	1,261,318
20,447	Intrepid Potash, Inc. (a)	236,163
16,872	Sensient Technologies Corp.	1,162,143
45,631	Unifi, Inc. (a)	1,646,823
		6,861,740
	Real Estate Investment Trusts 9.2%
163,832	Campus Crest Communities, Inc.	1,173,037
34,227	Education Realty Trust, Inc.	1,210,952
107,417	FelCor Lodging Trust, Inc.	1,234,221
59,901	First Industrial Realty Trust, Inc.	1,283,679
14,825	National Health Investors, Inc.	1,052,723
28,885	Sun Communities, Inc.	1,927,207
		7,881,819
	Total Common Stocks
	(Cost $50,996,148)	83,756,349

SHORT-TERM INVESTMENTS 1.9%
	Investment Company 1.9%
1,638,112	Fidelity Institutional Money Market Portfolio, Select Class, 0.05%	1,638,112
	Total Short-Term Investments
	(Cost $1,638,112)	1,638,112

	Total Investments 100.2%
	(Cost $52,634,260)	85,394,461

	Liabilities in Excess of Other Assets (0.2)%	(170,821)

	TOTAL NET ASSETS 100.0%	$85,223,640

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2015, was as follows*:

Cost of investments	$52,634,260
Gross unrealized appreciation	34,977,674
Gross unrealized depreciation	(2,217,473)
Net unrealized appreciation	$32,760,201

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.5%
	Consumer Discretionary 12.3%
13,237	American Axle & Manufacturing Holdings, Inc. (a)	$341,912
5,118	Columbia Sportswear Co.	311,686
1,614	Cracker Barrel Old Country Store, Inc.	245,554
14,586	Dana Holding Corp.	308,640
2,134	DineEquity, Inc.	228,359
8,215	DSW, Inc. - Class A	302,969
21,790	Harte-Hanks, Inc.	169,962
4,151	HSN, Inc.	283,223
6,668	Interval Leisure Group, Inc.	174,768
5,357	Meredith Corp.	298,760
16,451	Ruth's Hospitality Group, Inc.	261,242
10,956	Sears Hometown and Outlet Stores, Inc. (a)	84,581
9,647	Sinclair Broadcast Group, Inc. - Class A	303,012
10,613	The E.W. Scripps Co. - Class A (a)	301,834
5,773	Time, Inc.	129,546
		3,746,048
	Consumer Staples 0.5%
1,759	TreeHouse Foods, Inc. (a)	149,550

	Energy 4.3%
6,569	Carrizo Oil & Gas, Inc. (a)	326,151
9,119	Delek US Holdings, Inc.	362,480
5,826	PDC Energy, Inc. (a)	314,837
26,960	Synergy Resources Corp. (a)	319,476
		1,322,944
	Financials 23.0%
12,606	American Equity Investment Life Holding Co.	367,213
12,937	Ameris Bancorp	341,407
6,222	Argo Group International Holdings Ltd.	312,033
12,330	Banco Latinoamericano de Comercio Exterior S.A.	404,301
8,747	Banner Corp.	401,487
7,878	Boston Private Financial Holdings, Inc.	95,718
5,756	Capital Bank Financial Corp. (a)	158,923
33,210	CNO Financial Group, Inc.	571,876
13,583	Fidelity Southern Corp.	229,281
16,726	Heritage Commerce Corp.	152,708
13,305	Heritage Financial Corp.	226,185
27,661	Heritage Oaks Bancorp	229,863
2,989	IBERIABANK Corp.	188,397
14,040	National Penn Bancshares, Inc.	151,211
4,376	Nelnet, Inc. - Class A	207,072
36,066	NewBridge Bancorp	321,709

23,581	NorthStar Asset Management Group, Inc.	550,381
15,468	State Bank Financial Corp.	324,828
18,017	Synovus Financial Corp.	504,656
8,103	Trico Bancshares	195,525
20,228	United Community Banks, Inc.	381,905
10,157	United Financial Bancorp, Inc.	126,252
27,895	Wilshire Bancorp, Inc.	278,113
6,640	Wintrust Financial Corp.	316,595
		7,037,639
	Health Care 7.9%
32,410	Accuray, Inc. (a)	301,413
16,744	Aceto Corp.	368,368
6,813	Alere, Inc. (a)	333,156
5,086	Impax Laboratories, Inc. (a)	238,380
6,152	PharMerica Corp. (a)	173,425
3,713	Prestige Brands Holdings, Inc. (a)	159,250
47,408	Progenics Pharmaceuticals, Inc. (a)	283,500
3,278	United Therapeutics Corp. (a)	565,242
		2,422,734
	Industrials 13.5%
1,231	Allegiant Travel Co.	236,709
1,491	AMERCO	492,626
4,734	Avis Budget Group, Inc. (a)	279,377
30,909	CBIZ, Inc. (a)	288,381
5,058	Deluxe Corp.	350,418
2,820	Engility Holdings, Inc.	84,713
2,756	Esterline Technologies Corp. (a)	315,342
3,574	Kadant, Inc.	188,028
10,283	MYR Group, Inc. (a)	322,269
6,061	Park-Ohio Holdings Corp.	319,233
11,999	SkyWest, Inc.	175,305
5,202	Tetra Tech, Inc.	124,952
6,680	The Timken Company	281,495
1,366	UniFirst Corp.	160,765
3,138	WESCO International, Inc. (a)	219,315
8,686	West Corp.	292,979
		4,131,907
	Information Technology 11.4%
18,206	Actua Corp. (a)	282,011
4,928	AOL, Inc. (a)	195,198
40,583	Atmel Corp.	333,998
21,036	Cypress Semiconductor Corp. (a)	296,818
7,081	Methode Electronics, Inc.	333,090
3,535	NCR Corp. (a)	104,318
7,001	Plexus Corp. (a)	285,431
11,148	Progress Software Corp. (a)	302,891
5,917	Rovi Corp. (a)	107,749
5,123	Silicon Motion Technology Corp. - ADR	137,706
4,152	Solera Holdings, Inc.	214,492

6,182	SYNNEX Corp.	477,559
6,657	Verint Systems, Inc. (a)	412,268
		3,483,529
	Materials 4.6%
1,403	Ashland, Inc.	178,616
2,956	Cabot Corp.	133,020
2,699	Domtar Corp.	124,748
10,483	Ferro Corp. (a)	131,562
2,895	Kaiser Aluminum Corp.	222,596
3,986	Materion Corp.	153,182
6,595	Sensient Technologies Corp.	454,264
		1,397,988
	Real Estate Investment Trusts 15.6%
10,939	Acadia Realty Trust	381,552
8,151	CoreSite Realty Corp.	396,791
19,859	First Industrial Realty Trust, Inc.	425,578
31,345	First Potomac Realty Trust	372,692
18,033	Hudson Pacific Properties, Inc.	598,515
4,100	Kilroy Realty Corp.	312,297
10,313	Kite Realty Group Trust	290,517
10,820	Pebblebrook Hotel Trust	503,888
10,257	Sabra Health Care REIT, Inc.	340,020
11,351	STAG Industrial, Inc.	266,976
27,823	Strategic Hotels & Resorts, Inc. (a)	345,840
7,839	Sun Communities, Inc.	523,018
		4,757,684
	Utilities 4.4%
5,310	Black Hills Corp.	267,837
5,055	Chesapeake Utilities Corp.	255,834
2,499	IDACORP, Inc.	157,112
3,928	Laclede Group, Inc.	201,192
5,380	Portland General Electric Co.	199,544
2,671	South Jersey Industries, Inc.	144,982
4,748	The Empire District Electric Co.	117,845
		1,344,346
	Total Common Stocks
	(Cost $23,841,031)	29,794,369

SHORT-TERM INVESTMENTS 2.1%
	Investment Company 2.1%
641,237	STIT-STIC Prime Portfolio - Institutional Class, 0.04%	641,237
	Total Short-Term Investments
	(Cost $641,237)	641,237

	Total Investments 99.6%
	(Cost $24,482,268)	30,435,606

	Other Assets in Excess of Liabilities 0.4%	115,782

TOTAL NET ASSETS 100.0%	$30,551,388

(a) Non-Income Producing.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2015, was as follows*:

Cost of investments	$24,482,268
Gross unrealized appreciation	6,196,018
Gross unrealized depreciation	(242,680)
Net unrealized appreciation	$5,953,338

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity, Frontier MFG Global Plus and Frontier MFG Core Infrastructure Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Debt securities maturing within 60 days or less, which are not priced by a pricing service, may be valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$691,835,528	$222,806,384	$-	$914,641,912
Total Equity	691,835,528	222,806,384	-	914,641,912
Short-Term Investments	142,763,480	-	-	142,763,480
Total Investments in Securities	$834,599,008	$222,806,384	$-	$1,057,405,392

MFG Global Plus

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$3,230,685	$1,008,512	$-	$4,239,197
Total Equity	3,230,685	1,008,512	-	4,239,197
Short-Term Investments	627,555	-	-	627,555
Total Investments in Securities	$3,858,240	$1,008,512	$-	$4,866,752

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$50,591,788	$45,619,839	$-	$96,211,627
Closed-End Funds	888,405	-	-	888,405
Total Equity	51,480,193	45,619,839	-	97,100,032
Short-Term Investments	2,976,183	-	-	2,976,183
Total Investments in Securities	$54,456,376	$45,619,839	$-	$100,076,215

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$42,764,683	$-	$-	$42,764,683
Total Equity	42,764,683	-	-	42,764,683
Short-Term Investments	636,881	-	-	636,881
Total Investments in Securities	$43,401,564	$-	$-	$43,401,564

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$83,756,349	$-	$-	$83,756,349
Total Equity	83,756,349	-	-	83,756,349
Short-Term Investments	1,638,112	-	-	1,638,112
Total Investments in Securities	$85,394,461	$-	$-	$85,394,461

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$29,794,369	$-	$-	$29,794,369
Total Equity	29,794,369	-	-	29,794,369
Short-Term Investments	641,237	-	-	641,237
Total Investments in Securities	$30,435,606	$-	$-	$30,435,606

(a) See Fund's Schedule of Investments for sector or country classifications.

	MFG Global	MFG Core
	Equity	Infrastructure
Transfers out of Level 1	$(222,806,384)	$(45,619,839)
Transfers into Level 2	$222,806,384	$45,619,839
Net transfers	$-	$-

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2014, or for any other tax years which are open for exam. As of March 31, 2015, open tax years include the tax years ended June 30, 2011 through 2014 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

As of June 30, 2014, the Funds did not have any capital loss carryforwards available for future use.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/ William D. Forsyth III
William D. Forsyth III, President
(Principal Executive Officer)

Date May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William D. Forsyth III
William D. Forsyth III, President
(Principal Executive Officer)

Date May 29, 2015

By /s/ Elyce D. Dilworth
Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date May 29, 2015